CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Companys Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 25,789	$ 11,152,388	$ (127,207)	$ 1,119,243	$ 12,170,213	$ 4,121,862	$ 16,292,075
Beginning balance, shares at Dec. 31, 2021	25,788,356
Shares issued at 0.001 par value	$ 111				111		111
Shares issued at 0.001 par value, shares	111,112
Net loss			(772,891)		(772,891)	(250,234)	(1,023,125)
Foreign currency translation adjustment				(1,267,833)	(1,267,833)	(433,499)	(1,701,332)
Ending balance, value at Dec. 31, 2022	$ 25,900	11,152,388	(900,098)	(148,590)	10,129,600	3,438,129	13,567,729
Ending balance, shares at Dec. 31, 2022	25,899,468
Net loss			(142,348)		(142,348)	(40,100)	(182,448)
Foreign currency translation adjustment				43,059	43,059	14,723	57,782
Ending balance, value at Mar. 31, 2023	$ 25,900	11,152,388	(1,042,446)	(105,531)	10,030,311	3,412,752	13,443,063
Ending balance, shares at Mar. 31, 2023	25,899,468
Beginning balance, value at Dec. 31, 2022	$ 25,900	11,152,388	(900,098)	(148,590)	10,129,600	3,438,129	13,567,729
Beginning balance, shares at Dec. 31, 2022	25,899,468
Net loss			(324,713)		(324,713)	(67,530)	(392,243)
Foreign currency translation adjustment				(281,616)	(281,616)	(96,291)	(377,907)
Ending balance, value at Dec. 31, 2023	$ 25,900	11,152,388	(1,224,811)	(430,206)	9,523,271	3,274,308	12,797,579
Ending balance, shares at Dec. 31, 2023	25,899,468
Beginning balance, value at Mar. 31, 2023	$ 25,900	11,152,388	(1,042,446)	(105,531)	10,030,311	3,412,752	13,443,063
Beginning balance, shares at Mar. 31, 2023	25,899,468
Net loss			56,553		56,553	24,608	81,161
Foreign currency translation adjustment				(413,983)	(413,983)	(141,551)	(555,534)
Ending balance, value at Jun. 30, 2023	$ 25,900	11,152,388	(985,893)	(519,514)	9,672,881	3,295,809	12,968,690
Ending balance, shares at Jun. 30, 2023	25,899,468
Beginning balance, value at Dec. 31, 2023	$ 25,900	11,152,388	(1,224,811)	(430,206)	9,523,271	3,274,308	12,797,579
Beginning balance, shares at Dec. 31, 2023	25,899,468
Net loss			(587,667)		(587,667)	(197,821)	(785,488)
Foreign currency translation adjustment				(159,580)	(159,580)	(54,564)	(214,144)
Ending balance, value at Mar. 31, 2024	$ 25,900	11,152,388	(1,812,478)	(589,786)	8,776,024	3,021,923	11,797,947
Ending balance, shares at Mar. 31, 2024	25,899,468
Net loss			81,347		81,347	22,976	104,324
Foreign currency translation adjustment				(8,033)	(8,033)	(2,746)	(10,779)
Ending balance, value at Jun. 30, 2024	$ 25,900	$ 11,152,388	$ (1,731,131)	$ (597,819)	$ 8,849,338	$ 3,042,153	$ 11,891,491
Ending balance, shares at Jun. 30, 2024	25,899,468